Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax assets	$ 3,098	$ 3,600	$ 5,129
Kazakhstan
Deferred tax assets and liabilities
Deferred tax assets	836
France
Deferred tax assets and liabilities
Deferred tax assets	732
Australia
Deferred tax assets and liabilities
Deferred tax assets	667
United States
Deferred tax assets and liabilities
Deferred tax assets	660
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	2	4	27
Year 2
Deferred tax assets and liabilities
Deferred tax assets	2	2	1
Year 3
Deferred tax assets and liabilities
Deferred tax assets	8	4	5
Year 4
Deferred tax assets and liabilities
Deferred tax assets	3	8	25
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,201	1,220	1,652
Year 5 and after | Kazakhstan
Deferred tax assets and liabilities
Deferred tax assets	2
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	322
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	1,882	$ 2,362	$ 3,419
Unlimited | Kazakhstan
Deferred tax assets and liabilities
Deferred tax assets	834
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	732
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	667
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	$ 338